Schedule II - Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement in Valuation Allowances and Reserves [Roll Forward]
Restructuring and Related Costs, Non-Cash Costs	$ 15.0	$ 15.0	$ 27.0
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	65.8	39.2	46.2
Provision Charged to Expense	0.7	11.2	2.1
Accounts Recovered	0.3	0.2	0.3
Deductions	(4.6)	(5.7)	(10.1)
Other Adjustments	(6.7)	20.9	0.7
Balance at End of Year	55.5	65.8	39.2
Accrued Restructuring Costs [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	27.6	16.0	30.9
Provision Charged to Expense	66.6	81.0	33.4
Deductions	(63.5)	(69.0)	(47.2)
Other Adjustments	0.4	(0.4)	(1.1)
Balance at End of Year	$ 31.1	$ 27.6	$ 16.0